SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Accumulated deficit	$ (44,284,527)	$ (42,143,101)		$ (39,425,900)
Accounting Standards Update 2014-09 [Member]
Accumulated deficit		(39,345,747)
Deferred commission cost	$ 0	80,153	$ 80,153	$ 0
Accounting Standards Update 2014-09 [Member] | Previously Reported [Member]
Accumulated deficit		(39,425,900)
Deferred commission cost		0
Accounting Standards Update 2014-09 [Member] | Restatement Adjustment [Member]
Accumulated deficit		(80,153)
Deferred commission cost		$ 80,153